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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                July 7, 2011
 ------------------------ ----------------------------- -------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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
CAPE ANN SAVINGS BANK                            SECURITIES AND EXCHANGE COMMISSION FORM 13-F                        7/6/2011
MANAGER CAPE ANN SAVINGS BANK                                  AS OF 6/30/2011

                COL1                        COL2          COL3     COL4       COL5       COL6     COL7          COL8

                                                                                                           VOTING AUTHORITY
                                                                  MARKET                                ---------------------
                                                                   VALUE     AMOUNT   INVESTMENT  OTHR   SOLE   SHARED  NONE
NAME OF THE ISSUER                     TITLE OF CLASS    CUSIP   (X$1000)     (SHS)   DISCRETION  MGRS    (A)     (B)    (C)
-------------------------------------- --------------- --------- -------- ----------- ---------- ------ ------- ------ ------
AT&T INC.............................. Common Stock    00206R102      266     8480 SH    OTHER             7374  1106
AT&T INC.............................. Common Stock    00206R102     1338    42584 SH    SOLE             40505          2079
ABBOTT LABS........................... Common Stock    002824100      176     3350 SH    OTHER             3310    40
ABBOTT LABS........................... Common Stock    002824100     1397    26548 SH    SOLE             25523          1025
AIR PRODS & CHEMS INC................. Common Stock    009158106      263     2750 SH    SOLE              2750
APPLE COMPUTER INC.................... Common Stock    037833100      196      585 SH    OTHER              565    20
APPLE COMPUTER INC.................... Common Stock    037833100      717     2135 SH    SOLE              1935           200
AUTOMATIC DATA PROCESSING INC......... Common Stock    053015103      350     6645 SH    OTHER             6610    35
AUTOMATIC DATA PROCESSING INC......... Common Stock    053015103     1494    28353 SH    SOLE             27428           925
AUTOZONE, INC......................... Common Stock    053332102       15       50 SH    OTHER               50
AUTOZONE, INC......................... Common Stock    053332102      238      807 SH    SOLE               742            65
BB&T CORP............................. Common Stock    054937107       48     1799 SH    OTHER             1699   100
BB&T CORP............................. Common Stock    054937107      559    20828 SH    SOLE             20488           340
BERKSHIRE HATHAWAY INC DEL B NEW...... Common Stock    084670702      161     2080 SH    OTHER             1930   150
BERKSHIRE HATHAWAY INC DEL B NEW...... Common Stock    084670702      791    10215 SH    SOLE              9310           905
CHEVRON CORPORATION................... Common Stock    166764100      265     2575 SH    OTHER             2465   110
CHEVRON CORPORATION................... Common Stock    166764100     1461    14210 SH    SOLE             12681          1529
CHUBB CORP............................ Common Stock    171232101       66     1050 SH    OTHER             1050
CHUBB CORP............................ Common Stock    171232101     1026    16385 SH    SOLE             14797          1588
CISCO SYS INC......................... Common Stock    17275R102      112     7201 SH    OTHER             6391   810
CISCO SYS INC......................... Common Stock    17275R102      304    19475 SH    SOLE             18490   350     635
COMPASS MINERALS INTERNATIONAL INC.... Common Stock    20451N101       67      776 SH    OTHER              736    40
COMPASS MINERALS INTERNATIONAL INC.... Common Stock    20451N101      450     5231 SH    SOLE              4851           380
CONOCOPHILLIPS........................ Common Stock    20825C104      203     2700 SH    SOLE              2700
DANAHER CORP.......................... Common Stock    235851102       58     1100 SH    OTHER             1100
DANAHER CORP.......................... Common Stock    235851102      235     4438 SH    SOLE              4438
DANVERS BANCORP, INC.................. Common Stock    236442109      298    13677 SH    SOLE               222         13455
EMERSON ELEC CO....................... Common Stock    291011104      162     2881 SH    OTHER             2881
EMERSON ELEC CO....................... Common Stock    291011104      435     7728 SH    SOLE              7728
EXPEDITORS INTL WASH INC.............. Common Stock    302130109       44      850 SH    OTHER              675   175
EXPEDITORS INTL WASH INC.............. Common Stock    302130109      841    16425 SH    SOLE             15415          1010
EXXON MOBIL CORP...................... Common Stock    30231G102      936    11497 SH    OTHER             8266  2831     400
EXXON MOBIL CORP...................... Common Stock    30231G102     2690    33056 SH    SOLE             31859          1197
FASTENAL COMPANY...................... Common Stock    311900104       43     1190 SH    OTHER             1050   140
FASTENAL COMPANY...................... Common Stock    311900104      209     5795 SH    SOLE              5395           400
FIRST TRUST VALUE LI.................. ETF-DOMESTIC LA 33734H106      200    12410 SH    SOLE             12410
GENERAL DYNAMICS CORP................. Common Stock    369550108      103     1380 SH    OTHER             1380
GENERAL DYNAMICS CORP................. Common Stock    369550108      535     7185 SH    SOLE              6780           405
GENERAL ELEC CO....................... Common Stock    369604103      237    12592 SH    OTHER            11572  1020
GENERAL ELEC CO....................... Common Stock    369604103      354    18785 SH    SOLE             15985          2800
GENERAL MILLS INC..................... Common Stock    370334104       46     1235 SH    OTHER              835   400
GENERAL MILLS INC..................... Common Stock    370334104      488    13120 SH    SOLE             12720           400
INTERNATIONAL BUSINESS MACHINES COR... Common Stock    459200101       27      160 SH    OTHER                     70      90
INTERNATIONAL BUSINESS MACHINES COR... Common Stock    459200101      284     1655 SH    SOLE              1655
ISHARES MSCI EMERGING MKTS INDEX FD... ETF-INTERNATION 464287234       50     1060 SH    OTHER             1060
ISHARES MSCI EMERGING MKTS INDEX FD... ETF-INTERNATION 464287234      335     7042 SH    SOLE              7042
J P MORGAN CHASE & CO................. Common Stock    46625H100       55     1340 SH    OTHER             1250    90
J P MORGAN CHASE & CO................. Common Stock    46625H100      601    14688 SH    SOLE             14438           250
JOHNSON & JOHNSON..................... Common Stock    478160104      225     3377 SH    OTHER             2637   740
JOHNSON & JOHNSON..................... Common Stock    478160104     1063    15984 SH    SOLE             14313          1671
KINDER MORGAN MANAGEMENT, LLC......... Common Stock    49455U100       34      514 SH    OTHER              432    82
KINDER MORGAN MANAGEMENT, LLC......... Common Stock    49455U100      185     2819 SH    SOLE              2819
LOWES COS INC......................... Common Stock    548661107       29     1235 SH    OTHER             1175    60
LOWES COS INC......................... Common Stock    548661107      328    14088 SH    SOLE             13568           520
MASTERCARD INC........................ Common Stock    57636Q104       11       35 SH    OTHER               20    15
MASTERCARD INC........................ Common Stock    57636Q104      235      780 SH    SOLE               665           115

                COL1                        COL2          COL3     COL4       COL5       COL6     COL7          COL8

                                                                                                           VOTING AUTHORITY
                                                                  MARKET                                ---------------------
                                                                   VALUE     AMOUNT   INVESTMENT  OTHR   SOLE   SHARED  NONE
NAME OF THE ISSUER                     TITLE OF CLASS    CUSIP   (X$1000)     (SHS)   DISCRETION  MGRS    (A)     (B)    (C)
-------------------------------------- --------------- --------- -------- ----------- ---------- ------ ------- ------ ------
MC DONALDS CORP....................... Common Stock    580135101      245     2908 SH    OTHER             2868    40
MC DONALDS CORP....................... Common Stock    580135101     1399    16590 SH    SOLE             16295           295
MICROSOFT CORP........................ Common Stock    594918104      235     9023 SH    OTHER             8538   385     100
MICROSOFT CORP........................ Common Stock    594918104      841    32328 SH    SOLE             30974   250    1104
NEXTERA ENERGY INC COM................ Common Stock    65339F101      248     4315 SH    SOLE              3611   100     604
NIKE INC.............................. Common Stock    654106103      166     1841 SH    OTHER             1741   100
NIKE INC.............................. Common Stock    654106103      625     6947 SH    SOLE              6547   200     200
NOVARTIS A G  A D R................... American Deposi 66987V109      109     1782 SH    OTHER             1672   110
NOVARTIS A G  A D R................... American Deposi 66987V109      709    11597 SH    SOLE             11177           420
PEPSICO INC........................... Common Stock    713448108      204     2900 SH    OTHER             2900
PEPSICO INC........................... Common Stock    713448108     1437    20403 SH    SOLE             19553           850
PFIZER INC............................ Common Stock    717081103       70     3393 SH    OTHER             3393
PFIZER INC............................ Common Stock    717081103      556    27000 SH    SOLE             25185          1815
PROCTER & GAMBLE CO................... Common Stock    742718109      168     2648 SH    OTHER             2408   140     100
PROCTER & GAMBLE CO................... Common Stock    742718109     1138    17904 SH    SOLE             17289           615
ROCKPORT NATL BANCORP INC............. Common Stock    773871108       98     1406 SH    OTHER             1406
ROCKPORT NATL BANCORP INC............. Common Stock    773871108      326     4689 SH    SOLE              4689
SELECT SECTOR SPDR-MATERIALS.......... Common Stock    81369Y100      238     6045 SH    OTHER             5920   125
SELECT SECTOR SPDR-MATERIALS.......... Common Stock    81369Y100      564    14315 SH    SOLE             13075   100    1140
ENERGY SELECT SECTOR SPDR............. Common Stock    81369Y506       55      725 SH    OTHER              725
ENERGY SELECT SECTOR SPDR............. Common Stock    81369Y506      398     5276 SH    SOLE              5036           240
SELECT SECTOR SPDR-FINANCIAL.......... Common Stock    81369Y605      308    20085 SH    OTHER            19885   200
SELECT SECTOR SPDR-FINANCIAL.......... Common Stock    81369Y605     1042    67872 SH    SOLE             67622   250
INDUSTRIAL SELECT SECTOR SPDR......... Common Stock    81369Y704       62     1660 SH    OTHER             1660
INDUSTRIAL SELECT SECTOR SPDR......... Common Stock    81369Y704      279     7492 SH    SOLE              7492
SELECT SECTOR SPDR-TECHNOLOGY......... Common Stock    81369Y803       70     2715 SH    OTHER             2715
SELECT SECTOR SPDR-TECHNOLOGY......... Common Stock    81369Y803      418    16280 SH    SOLE             15505           775
UTILITIES SELECT SECTOR SPDR FUND..... Common Stock    81369Y886      179     5346 SH    OTHER             5141   205
UTILITIES SELECT SECTOR SPDR FUND..... Common Stock    81369Y886      687    20514 SH    SOLE             19694           820
SYSCO CORP............................ Common Stock    871829107       14      455 SH    OTHER              455
SYSCO CORP............................ Common Stock    871829107      222     7130 SH    SOLE              6485           645
AXIAM, INC............................ Common Stock    87508Y992        0    10000 SH    SOLE             10000
TEVA PHARMACEUTICAL INDS LTD ADR...... American Deposi 881624209      157     3263 SH    OTHER             3188    75
TEVA PHARMACEUTICAL INDS LTD ADR...... American Deposi 881624209      438     9079 SH    SOLE              7999          1080
3M CO................................. Common Stock    88579Y101      309     3258 SH    OTHER             2858   200     200
3M CO................................. Common Stock    88579Y101     1180    12438 SH    SOLE             11509           929
UNITED TECHNOLOGIES CORP.............. Common Stock    913017109        9      100 SH    OTHER                            100
UNITED TECHNOLOGIES CORP.............. Common Stock    913017109      240     2712 SH    SOLE              2712
VERIZON COMMUNICATIONS INC............ Common Stock    92343V104      230     6177 SH    OTHER             5027   906     244
VERIZON COMMUNICATIONS INC............ Common Stock    92343V104      423    11364 SH    SOLE             10920           444
WAL MART STORES INC................... Common Stock    931142103       78     1476 SH    OTHER             1406    70
WAL MART STORES INC................... Common Stock    931142103      300     5644 SH    SOLE              5529           115
WESTERN UNION COMPANY................. Common Stock    959802109       22     1105 SH    OTHER             1105
WESTERN UNION COMPANY................. Common Stock    959802109      186     9305 SH    SOLE              8070          1235
ACCENTURE LTD......................... Common Stock    G1151C101      148     2450 SH    OTHER             2350   100
ACCENTURE LTD......................... Common Stock    G1151C101      561     9279 SH    SOLE              9029           250

FINAL TOTALS FOR 102 RECORDS..........                              40730